Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 129	$ (629)	$ (2,188)
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	811	910	1,107
Interest and amortization of issuance costs on convertible bonds	10
(Gain) loss on financial instruments, net	1		(3)
Gain on sale of businesses	(22)	(80)
Non-cash stock-based compensation	36	26	11
Other non-cash items	(78)	(113)	(65)
Deferred income tax	(143)	(48)	(80)
(Income) loss on equity-method investments	43	122	24
Impairment, restructuring charges and other related closure costs, net of cash payments	4	145	1,303
Changes in assets and liabilities:
Trade receivables, net	119	(57)	35
Inventories		(22)	191
Trade payables	(70)	(139)	148
Other assets and liabilities, net	(125)	251	129
Net cash from operating activities	715	366	612
Cash flows from investing activities:
Payment for purchase of tangible assets	(505)	(543)	(492)
Proceeds from sale of tangible assets	9	12	16
Payment for purchase of marketable securities	(333)		(450)
Proceeds from sale of marketable securities	58	184	630
Release of restricted cash		3	3
Net cash variation for joint ventures deconsolidation	9	(21)
Partial asset distribution from joint ventures in liquidation	15
Payment for funding of joint ventures liquidation		(15)
Payment for purchase of intangible assets	(58)	(78)	(56)
Payment for purchase of financial assets	(9)	(14)	(61)
Proceeds from sale of financial assets	1	1	15
Proceeds received in sale of businesses	29	92
Payment for business acquisitions, net of cash and cash equivalents acquired			(1)
Net cash used in investing activities	(784)	(379)	(396)
Cash flows from financing activities:
Proceeds from long-term debt	3	477	464
Proceeds from short-term borrowings		145	390
Net proceeds from issuance of senior unsecured convertible bonds	994
Repurchase / repayment of issued debt		(455)	(219)
Repayment of long-term debt	(223)	(166)	(109)
Repayment of short-term borrowings		(35)	(20)
Decrease in short-term facilities			(7)
Capital increase	1
Repurchase of common stock	(156)
Dividends paid to stockholders	(354)	(346)	(355)
Dividends paid to noncontrolling interests	(3)	(4)	(5)
Other financing activities		(4)	(4)
Net cash from (used in) financing activities	262	(388)	135
Effect of changes in exchange rates	(12)	(13)	(13)
Net cash increase (decrease)	181	(414)	338
Cash and cash equivalents at beginning of the period	1,836	2,250	1,912
Cash and cash equivalents at end of the period	2,017	1,836	2,250
Supplemental cash information:
Interest paid	11	10	26
Income tax paid	$ 30	$ 23	$ 51